Business combinations - Engimplan (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Assets [abstract]
Right-of-use assets	€ 9,054	€ 10,996	[1]	€ 10,586
Liabilities [abstract]
Non-controlling interests	1	€ 0		€ 3,276
Engimplan [member] | Fair value at acquisition date [member]
Assets [abstract]
Software	214
Customer relations	2,530
Trademarks	556
Other intangible assets	9
Property, plant and equipment	3,106
Right-of-use assets	633
Other non-current financial assets	3
Inventory recognised as of acquisition date	2,180
Trade receivables	1,802
Other current assets	391
Cash from capital increase	5,750
Cash and cash equivalents	316
Total Assets	17,490
Liabilities [abstract]
Deferred income	(83)
Loans and borrowings	(1,443)
Lease liabilities	(633)
Trade payables	(271)
Tax payables	(100)
Payroll related payables	(298)
Other liabilities	(914)
Total Liabilities	(3,742)
Total identified assets and liabilities	13,748
Goodwill	2,071
Non-controlling interests	(3,422)
Acquisition price	12,397
Cash and cash equivalents acquired	(316)
Cash from capital increase	(5,750)
Acquisition price in cash	12,397
Total cash flow	6,331
Engimplan [member] | Carrying value at acquisition date [member]
Assets [abstract]
Software	214
Customer relations	0
Trademarks	0
Other intangible assets	9
Property, plant and equipment	2,268
Right-of-use assets	633
Other non-current financial assets	3
Inventory recognised as of acquisition date	2,084
Trade receivables	1,802
Other current assets	391
Cash from capital increase	5,750
Cash and cash equivalents	316
Total Assets	13,470
Liabilities [abstract]
Deferred income	(83)
Loans and borrowings	(1,443)
Lease liabilities	(633)
Trade payables	(271)
Tax payables	(100)
Payroll related payables	(298)
Other liabilities	(914)
Total Liabilities	(3,742)
Total identified assets and liabilities	9,728
Goodwill	0
Non-controlling interests	0
Acquisition price	0
Engimplan [member] | Fair value adjustments [member]
Assets [abstract]
Software	0
Customer relations	2,530
Trademarks	556
Other intangible assets	0
Property, plant and equipment	838
Right-of-use assets	0
Other non-current financial assets	0
Inventory recognised as of acquisition date	96
Trade receivables	0
Other current assets	0
Cash from capital increase	0
Cash and cash equivalents	0
Total Assets	4,020
Liabilities [abstract]
Loans and borrowings	0
Lease liabilities	0
Trade payables	0
Tax payables	0
Payroll related payables	0
Other liabilities	0
Total Liabilities	0
Total identified assets and liabilities	4,020
Goodwill	0
Non-controlling interests	0
Acquisition price	€ 0

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.